Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

October 14, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hatteras Multi-Strategy TEI Fund, L.P. (File Nos. 333-176624/ 811-21665)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 to the registration statement on Form N-2 (the “Pre-Effective Amendment”) of Hatteras Multi-Strategy TEI Fund, L.P. (the “Registrant”).  The Pre-Effective Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder.

The purpose of the Pre-Effective Amendment is to make a change to footnote #1 of the table titled “Calculation of Registration Fee Under the Securities Act of 1933” on the cover page as requested by the Financial Industry Regulatory Authority (“FINRA”). The change was requested by FINRA to further clarify that the Registrant is offseting its registration fee by registration fees previously paid by the Registrant for unused Limited Partnership Units pursuant to Rule 457(p) of the Securities Act. The Pre-Effective Amendment incorporates by reference Part A and Part B of the Registrant’s registration statement on Form N-2 filed on September 1, 2011.

Questions and comments may be directed to the undersigned at (215) 988-2972.

Very truly yours,

/s/ Joseph B. Andolina
Joseph B. Andolina

cc: Joshua B. Deringer